Retirement benefit plan (Tables)	12 Months Ended
Dec. 31, 2023
Retirement benefit plan
Schedule of amounts recognized in balance sheet from defined benefit plans

The following table sets forth the status of the defined benefit pension plan and the amount that is recognized in the consolidated balance sheets:

	As of
	December 31,
In CHF thousands	2023	2022	2021
Defined benefit obligation	(41,060)	(32,410)	(33,889)
Fair value of plan assets	35,290	29,197	26,791
Total liability	(5,770)	(3,213)	(7,098)

Schedule of amounts recognized in statement of profit and loss from defined benefit plans

The following amounts have been recorded as net pension cost in the consolidated statements of income/(loss):

	For the Year Ended
	December 31,
In CHF thousands	2023	2022	2021
Current service cost	1,453	1,712	1,648
Past service cost	903	—	—
Interest cost	804	126	79
Interest income	(705)	(87)	(48)
Net pension cost	2,455	1,751	1,679

Schedule of changes in defined benefit obligations, fair value of plan assets and net defined benefit liability

The changes in defined benefit obligation, fair value of plan assets and unrecognized gains/(losses) are as follows.

A. Change in defined benefit obligation

	For the Year Ended
	December 31,
In CHF thousands	2023	2022	2021
Defined benefit obligation as of January 1	(32,410)	(33,889)	(30,213)
Current service cost	(1,453)	(1,712)	(1,648)
Past service cost	(903)	—	—
Interest cost	(804)	(126)	(79)
Change in demographic assumptions	136	29	—
Change in financial assumptions	(2,908)	8,397	156
Change in experience assumptions	(57)	(1,726)	(252)
Benefits deposited	(1,265)	(2,327)	(894)
Employees’ contributions	(1,396)	(1,056)	(959)
Defined benefit obligation as of December 31	(41,060)	(32,410)	(33,889)

B.Change in fair value of plan assets

	For the Year Ended
	December 31,
In CHF thousands	2023	2022	2021
Fair value of plan assets as of January 1	29,197	26,791	22,749
Interest income	705	87	48
Employees’ contributions	1,396	1,056	959
Employer’s contributions	1,567	1,210	1,089
Benefits deposited	1,265	2,327	894
Return on plan assets excluding interest income	1,160	(2,274)	1,052
Fair value of plan assets as of December 31	35,290	29,197	26,791

Expected contributions by the employer to be paid to the post-employment benefit plans during the annual period beginning after the end of the reporting period amount to approximately CHF 1.6 million.

C.Change in net defined benefit liability

	For the Year Ended
	December 31,
In CHF thousands	2023	2022	2021
Net defined benefit liabilities as of January 1	3,213	7,098	7,464
Net pension cost through statement of income/(loss)	2,455	1,751	1,679
Remeasurement through other comprehensive income/(loss)	1,669	(4,426)	(956)
Employer’s contribution	(1,567)	(1,210)	(1,089)
Net defined benefit liabilities as of December 31	5,770	3,213	7,098

Schedule of amounts recognized in statement of other comprehensive income from defined benefit plans

D.Other comprehensive gains/(losses)

	For the Year Ended
	December 31,
In CHF thousands	2023	2022	2021
Effect of changes in demographic assumptions	136	29	—
Effect of changes in financial assumptions	(2,908)	8,397	156
Effect of changes in experience assumptions	(57)	(1,726)	(252)
Return on plan assets excluding interest income	1,160	(2,274)	1,052
Total other comprehensive gain/(loss)	(1,669)	4,426	956

Actuarial assumptions and sensitivity analysis

The actuarial assumptions used for the calculation of the pension cost and the defined benefit obligation of the defined benefit pension plan for the years ended December 31, 2023, 2022 and 2021, respectively, are as follows:

	For the Year Ended
	December 31,
	2023	2022	2021
Discount rate	1.50%	2.25%	0.30%
Rate of future increase in compensations	1.75%	1.75%	1.75%
Rate of future increase in current pensions	0.00%	0.00%	0.00%
Interest rate on retirement savings capital	1.50%	2.25%	0.75%
Mortality and disability rates	BVG 2020 GT (CMI)	BVG 2020-CMI	BVG 2020-CMI

A quantitative sensitivity analysis for significant assumptions as of December 31, 2023 is shown below:

							Interest rate on
	Discount rate		Future salary increase		Future pension cost		savings capital
	0.5%	0.5%	0.5%	0.5%	0.5%	0.5%	0.5%	0.5%
Assumptions	increase	decrease	increase	decrease	increase	decrease	increase	decrease

	In CHF thousands
Potential defined benefit obligation	38,132	44,390	41,997	40,205	42,681	39,578	42,158	40,030
Decrease/(increase) from actual defined benefit obligation	2,928	(3,330)	(937)	855	(1,621)	1,482	(1,098)	1,030

A quantitative sensitivity analysis for significant assumptions as of December 31, 2022 is shown below:

							Interest rate on
	Discount rate		Future salary increase		Future pension cost		savings capital
	0.5%	0.5%	0.5%	0.5%	0.5%	0.5%	0.5%	0.5%
Assumptions	increase	decrease	increase	decrease	increase	decrease	increase	decrease

	in CHF thousands
Potential defined benefit obligation	30,201	34,916	32,940	31,841	33,601	31,322	33,322	31,545
Decrease/(increase) from actual defined benefit obligation	2,209	(2,506)	(530)	569	(1,191)	1,088	(912)	865